Basis of Presentation	12 Months Ended
Dec. 31, 2012
Basis of Presentation

1 Basis of Presentation

The Company

NXP Semiconductors N.V. (including our subsidiaries, referred to collectively herein as “NXP”, “NXP Semiconductors”, “we”, “our”, “us” and the “Company”) is a global semiconductors company and leading provider of High Performance Mixed Signal and Standard Product solutions We provide leading High Performance Mixed Signal and Standard Product solutions that leverage our deep application insight and our technology and manufacturing expertise in RF, analog, power management, interface, security and digital processing products. Our product solutions are used in a wide range of automotive, identification, wireless infrastructure, lighting, industrial, mobile, consumer and computing applications.

NXP was incorporated in the Netherlands as a Dutch private company with limited liability (besloten vennootschap met beperkte aansprakelijkheid) under the name KASLION Acquisition B.V. on August 2, 2006, in connection with the sale by Philips of 80.1% of its semiconductor business to the “Private Equity Consortium”. For a list of the specific funds that hold our common stock and their respective share ownership, see Part I, Item 7A. Major Shareholders elsewhere in this document. Initially, the Private Equity Consortium invested in our Company through KASLION Holding B.V., a Dutch private company with limited liability.

On May 21, 2010, we converted into a Dutch public company with limited liability (naamloze vennootschap) and changed our name to NXP Semiconductors N.V. Concurrently, we amended our articles of association in order to effect a 1-for-20 reverse stock split of our shares of common stock.

In August 2010, we made an initial public offering of 34 million shares of our common stock and listed our common stock on the NASDAQ Global Select Market.

On March 31, 2011, certain of our stockholders offered 30 million shares of our common stock, priced at $30.00 per share. The underwriters of the offering exercised in full their option to purchase from the selling stockholders 4,431,000 additional shares of common stock at the secondary offering price. We did not receive any proceeds from this secondary offering.

Reverse stock split

In connection with the IPO, the Company amended its Articles of Association on August 2, 2010 in order to effect a 1-for-20 reverse stock split of its shares of common stock. As a consequence, the number of shares outstanding on August 2, 2010 (4,305,030,000 shares) has been adjusted to 215,251,500 shares retrospectively to reflect the reverse stock-split in all periods presented. Basic and diluted weighted average shares outstanding and earnings per share have been adjusted retrospectively to reflect the reverse stock split in all periods presented. Also, the exercise price and the number of shares of common stock issuable under the Company’s share based compensation plans were proportionately adjusted retrospectively to reflect the reverse stock split. In addition, authorized and issued share capital has been adjusted retrospectively to reflect the reverse stock split.

Conversion

In addition to the reverse stock split, the Company has also amended its Articles of Association in order to convert a certain percentage of previously authorized common stock to preferred stock. Including the shares issued upon the public offering in August 2010 and the subsequent issuance of shares of common stock under equity incentive plans in November 2010 and 2011, the stock capital of the Company as of December 31, 2011 consists of 1,076,257,500 authorized shares, including 430,503,000 authorized shares of common stock (of which 251,751,500 are issued and outstanding), as well as 645,754,500 authorized but unissued shares of preferred stock.

Accounting policies

The Consolidated Financial Statements are prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). Historical cost is used as the measurement basis unless otherwise indicated.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain items previously reported under specific financial statement captions have been reclassified to conform to the current period presentation.

Pension and Post-retirement benefits amounts previously reflected on the Consolidated Balance Sheets within the captions Long-term provisions and Other non-current liabilities have been reclassified for all periods presented to a separate caption in the current year presentation. The remaining balance within Long-term provisions was reclassified and is now reflected in Other non-current liabilities for all periods presented.

Discontinued operations

During 2011, the Company sold its Sound Solutions business. See Note 17 “Discontinued Operations”.